Pensions and Other Postretirement Benefits (Pension Plans with ABO in Excess of Plan Assets) (Details) - Pensions [Member] - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation	CAD 661	CAD 637
Accumulated benefit obligation	601	574
Fair value of plan assets	CAD 215	CAD 207